Shareholders' Equity (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009
Shareholders' Equity [Abstract]
Shares repurchased term agreements	5
Aggregate shares repurchased	7.1	16.5	7.5
Aggregate shares repurchased, cost		$ 937.6
Average cost per share		$ 56.79
Remaining balance of authorization of share repurchases	562.4
Repurchase authorization limit	$ 1,500.0		$ 562.4